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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

 /s/ Michael C. Neus                  New York, NY             August 13, 2008
---------------------------      ------------------------    ------------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         1
                                                          ------------------

Form 13F Information Table Entry Total:                                  123
                                                          ------------------

Form 13F Information Table Value Total:                           $4,255,123
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ---------                  ------------------------

         1.                         Richard C. Perry.


                                                          Perry Corp
                                                  Form 13F Information Table
                                                  Quarter ended June 30, 2008


                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AC Moore Arts & Crafts
Inc                           COM           00086T103  $1,234      175,000 SH                     Shared    1         175,000
------------------------------------------------------------------------------------------------------------------------------------

Aetna Inc                     COM           00817Y108  $57,463   1,417,791 SH                     Shared    1       1,417,791
------------------------------------------------------------------------------------------------------------------------------------

Alliance Data Systems Corp    COM           018581108  $22,264     393,700 SH                     Shared    1         393,700
------------------------------------------------------------------------------------------------------------------------------------

Allied World Assurance Co
Holdings                      SHS           G0219G203  $32,364     816,865 SH                     Shared    1         816,865
------------------------------------------------------------------------------------------------------------------------------------

Allstate Corp/The             COM           020002101  $4,008       87,912 SH                     Shared    1          87,912
------------------------------------------------------------------------------------------------------------------------------------

American Eagle Outfitters
Inc                           COM           02553E106  $22,027   1,616,087 SH                     Shared    1       1,616,087
------------------------------------------------------------------------------------------------------------------------------------

AMN Healthcare Inc            COM           001744101  $35,488   2,097,426 SH                     Shared    1       2,097,426
------------------------------------------------------------------------------------------------------------------------------------

Anheuser-Busch Cos Inc        COM           035229103  $90,851   1,462,500 SH                     Shared    1       1,462,500
------------------------------------------------------------------------------------------------------------------------------------

Anheuser-Busch Cos Inc        COM           035229103  $31,060     500,000 SH  CALL               Shared    1         500,000
------------------------------------------------------------------------------------------------------------------------------------

AnnTaylor Stores Corp         COM           036115103  $10,639     444,043 SH                     Shared    1         444,043
------------------------------------------------------------------------------------------------------------------------------------

Apple Inc                     COM           037833100  $74,243     443,400 SH                     Shared    1         443,400
------------------------------------------------------------------------------------------------------------------------------------

                              COM AP BIO
Applera Corp                  GRP           038020103  $55,831   1,667,600 SH                     Shared    1       1,667,600
------------------------------------------------------------------------------------------------------------------------------------

Argo Group International
Holdings                      COM           G0464B107  $27,263     812,365 SH                     Shared    1         812,365
-------------------------------------------------------------------------- --------------------------------------------------------

Aspen Insurance Holdings
Ltd                           SHS           G05384105  $54,436   2,299,773 SH                     Shared    1       2,299,773
------------------------------------------------------------------------------------------------------------------------------------

Axis Capital Holdings Ltd     SHS           G0692U109  $16,983     569,700 SH                     Shared    1         569,700
------------------------------------------------------------------------------------------------------------------------------------

BCE Inc                       COM NEW       05534B760  $134,032  3,850,000 SH                     Shared    1       3,850,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Blue Nile Inc                 COM           09578R103  $4,638      109,077 SH                     Shared    1         109,077
------------------------------------------------------------------------------------------------------------------------------------

Burger King Holdings Inc      COM           121208201  $7,769      290,000 SH                     Shared    1         290,000
------------------------------------------------------------------------------------------------------------------------------------

Cardinal Health Inc           COM           14149Y108  $9,001      174,500 SH                     Shared    1         174,500
------------------------------------------------------------------------------------------------------------------------------------

CB Richard Ellis Group Inc    CL A          12497T101  $11,520     600,000 SH                     Shared    1         600,000
------------------------------------------------------------------------------------------------------------------------------------

CHC Helicopter Corp           CL A SUB VTG  12541C203  $47,222   1,536,200 SH                     Shared    1       1,536,200
------------------------------------------------------------------------------------------------------------------------------------

Chemed Corp                   COM           16359R103  $22,318     609,604 SH                     Shared    1         609,604
------------------------------------------------------------------------------------------------------------------------------------

Chipotle Mexican Grill Inc    CL B          169656204  $38,102     505,600 SH                     Shared    1         505,600
------------------------------------------------------------------------------------------------------------------------------------

ChoicePoint Inc               COM           170388102  $74,710   1,550,000 SH                     Shared    1       1,550,000
------------------------------------------------------------------------------------------------------------------------------------

Cigna Corp                    COM           125509109  $8,537      241,236 SH                     Shared    1         241,236
------------------------------------------------------------------------------------------------------------------------------------

Citrix Systems Inc            COM           177376100  $32,351   1,100,000 SH                     Shared    1       1,100,000
------------------------------------------------------------------------------------------------------------------------------------

Clear Channel Communications  COM           184502102  $1,760       50,000 SH                     Shared    1          50,000
------------------------------------------------------------------------------------------------------------------------------------

Clear Channel Communications  COM           184502102  $8,800      250,000 SH  CALL               Shared    1         250,000
------------------------------------------------------------------------------------------------------------------------------------

Coca-Cola Co/The              COM           191216100  $14,658     282,000 SH                     Shared    1         282,000
------------------------------------------------------------------------------------------------------------------------------------

Columbia Laboratories Inc     COM           197779101  $12,597   3,817,365 SH                     Shared    1       3,817,365
------------------------------------------------------------------------------------------------------------------------------------

Commercial Metals Co          COM           201723103  $19,140     507,682 SH                     Shared    1         507,682
------------------------------------------------------------------------------------------------------------------------------------

Conseco Inc                   COM NEW       208464883  $6,116      616,526 SH                     Shared    1         616,526
------------------------------------------------------------------------------------------------------------------------------------

Corn Products International
Inc                           COM           219023108  $4,911      100,000 SH                     Shared    1         100,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp         COM           22160K105  $26,232     374,000 SH                     Shared    1         374,000
------------------------------------------------------------------------------------------------------------------------------------

Cummins Inc                   COM           231021106  $5,045       77,000 SH                     Shared    1          77,000
------------------------------------------------------------------------------------------------------------------------------------

CVS Caremark Corp             COM           126650100  $26,789     677,000 SH                     Shared    1         677,000
------------------------------------------------------------------------------------------------------------------------------------

Cypress Semiconductor Corp    COM           232806109  $20,419     825,000 SH                     Shared    1         825,000
------------------------------------------------------------------------------------------------------------------------------------

Deckers Outdoor Corp          COM           243537107  $19,637     141,069 SH                     Shared    1         141,069
------------------------------------------------------------------------------------------------------------------------------------

Diebold Inc                   COM           253651103  $69,915   1,965,000 SH                     Shared    1       1,965,000
------------------------------------------------------------------------------------------------------------------------------------

DISH Network Corp             CL A          25470M109  $17,290     590,500 SH                     Shared    1         590,500
------------------------------------------------------------------------------------------------------------------------------------

Doral Financial Corp          COM NEW       25811P886  $1,693      125,000 SH                     Shared    1         125,000
------------------------------------------------------------------------------------------------------------------------------------

Eagle Bulk Shipping Inc       COM           Y2187A101  $5,042      170,500 SH                     Shared    1         170,500
------------------------------------------------------------------------------------------------------------------------------------

Electronic Arts Inc           COM           285512109  $41,387     931,500 SH                     Shared    1         931,500
------------------------------------------------------------------------------------------------------------------------------------

Endurance Specialty Holdings
Ltd                           SHS           G30397106  $219,793  7,138,460 SH                     Shared    1       7,138,460
------------------------------------------------------------------------------------------------------------------------------------

Everest Re Group Ltd          COM           G3223R108  $27,956     350,716 SH                     Shared    1         350,716
------------------------------------------------------------------------------------------------------------------------------------

Fidelity National
Information                   COM           31620M106  $24,300     658,345 SH                     Shared    1         658,345
------------------------------------------------------------------------------------------------------------------------------------

Flagstone Reinsurance
Holdings                      SHS           G3529T105  $3,345      283,693 SH                     Shared    1         283,693
------------------------------------------------------------------------------------------------------------------------------------

FTD Group Inc                 COM           30267U108  $8,170      612,900 SH                     Shared    1         612,900
------------------------------------------------------------------------------------------------------------------------------------

Garmin Ltd.                   ORD           G37260109  $9,382      219,000 SH                     Shared    1         219,000
------------------------------------------------------------------------------------------------------------------------------------

General Moly Inc              COM           370373102  $15,740   2,000,000 SH                     Shared    1       2,000,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Getty Images Inc              COM           374276103  $8,147      240,100 SH                     Shared    1         240,100
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc/The   COM           38141G104  $17,490     100,000 SH                     Shared    1         100,000
------------------------------------------------------------------------------------------------------------------------------------

Google Inc                    CL A          38259P508  $10,528      20,000 SH                     Shared    1          20,000
------------------------------------------------------------------------------------------------------------------------------------

Grey Wolf Inc                 COM           397888108  $5,899      653,300 SH                     Shared    1         653,300
------------------------------------------------------------------------------------------------------------------------------------

Harris Corp                   COM           413875105  $8,255      163,500 SH                     Shared    1         163,500
------------------------------------------------------------------------------------------------------------------------------------

Healthspring Inc              COM           42224N101  $76,262   4,517,916 SH                     Shared    1       4,517,916
------------------------------------------------------------------------------------------------------------------------------------

HLTH Corp                     COM           40422Y101  $32,206   2,845,050 SH                     Shared    1       2,845,050
------------------------------------------------------------------------------------------------------------------------------------

Humana Inc                    COM           444859102  $163,077  4,100,510 SH                     Shared    1       4,100,510
------------------------------------------------------------------------------------------------------------------------------------

Huntsman Corp                 COM           447011107  $9,405      825,000 SH                     Shared    1         825,000
------------------------------------------------------------------------------------------------------------------------------------

IAC InterActiveCorp           COM NEW       44919P300  $13,481     699,236 SH                     Shared    1         699,236
------------------------------------------------------------------------------------------------------------------------------------

ICO Global Communications
Holding                       CL A          44930K108  $5,277    1,618,629 SH                     Shared    1       1,618,629
------------------------------------------------------------------------------------------------------------------------------------

Immersion Corp                COM           452521107  $8,198    1,203,800 SH                     Shared    1       1,203,800
------------------------------------------------------------------------------------------------------------------------------------

International Rectifier
Corp                          COM           460254105  $10,464     545,000 SH                     Shared    1         545,000
------------------------------------------------------------------------------------------------------------------------------------

IPC Holdings Ltd              ORD           G4933P101  $46,030   1,733,720 SH                     Shared    1       1,733,720
------------------------------------------------------------------------------------------------------------------------------------

Ishares TR                    RUSSELL 2000  464287655  $25,549     370,000 SH                     Shared    1         370,000
------------------------------------------------------------------------------------------------------------------------------------

Jackson Hewitt Tax Service
Inc                           COM           468202106  $6,660      544,984 SH                     Shared    1         544,984
------------------------------------------------------------------------------------------------------------------------------------

                              *W EXP
Jamba Inc                     06/28/2009    47023A119  $87         725,000 SH                     Shared    1         725,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group Inc       COM           47102X105  $26,470   1,000,000 SH                     Shared    1       1,000,000
------------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson             COM           478160104  $38,562     599,341 SH                     Shared    1         599,341
------------------------------------------------------------------------------------------------------------------------------------

Kraft Foods Inc               CL A          50075N104  $22,447     789,000 SH                     Shared    1         789,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPONSORED
LDK Solar Co Ltd              ADR           50183L107  $8,090      213,572 SH                     Shared    1         213,572
------------------------------------------------------------------------------------------------------------------------------------

Leap Wireless International
Inc                           COM NEW       521863308  $1,977       45,800 SH                     Shared    1          45,800
------------------------------------------------------------------------------------------------------------------------------------

Life Time Fitness Inc         COM           53217R207  $2,314       78,323 SH                     Shared    1          78,323
------------------------------------------------------------------------------------------------------------------------------------

Lorillard Inc                 COM           544147101  $28,840     417,000 SH                     Shared    1         417,000
------------------------------------------------------------------------------------------------------------------------------------

Limited Brands Inc            COM           532716107  $12,654     751,000 SH                     Shared    1         751,000
------------------------------------------------------------------------------------------------------------------------------------

Maxim Integrated
Products Inc                  COM           57772K101  $35,700   1,700,000 SH                     Shared    1       1,700,000
------------------------------------------------------------------------------------------------------------------------------------

Merck & Co Inc                COM           589331107  $11,307     300,000 SH                     Shared    1         300,000
------------------------------------------------------------------------------------------------------------------------------------

MetroPCS Communications
Inc                           COM           591708102  $44,275   2,500,000 SH                     Shared    1       2,500,000
------------------------------------------------------------------------------------------------------------------------------------

Montpelier Re Holdings Ltd    SHS           G62185106  $58,235   3,948,156 SH                     Shared    1       3,948,156
------------------------------------------------------------------------------------------------------------------------------------

National Financial Partners
Co                            COM           63607P208  $21,980   1,108,994 SH                     Shared    1       1,108,994
------------------------------------------------------------------------------------------------------------------------------------

Navistar International
Corp                          COM           63934E108  $51,355     780,230 SH                     Shared    1         780,230
------------------------------------------------------------------------------------------------------------------------------------

NAVTEQ Corp                   COM           63936L100  $40,031     519,878 SH                     Shared    1         519,878
------------------------------------------------------------------------------------------------------------------------------------

New York Times Co/The         CL A          650111107  $5,268      342,300 SH                     Shared    1         342,300
------------------------------------------------------------------------------------------------------------------------------------
                              SPONSORED
Nokia Corp                    ADR           654902204  $51,450   2,100,000 SH                     Shared    1       2,100,000
------------------------------------------------------------------------------------------------------------------------------------

Nordstrom Inc                 COM           655664100  $9,151      302,000 SH                     Shared    1         302,000
------------------------------------------------------------------------------------------------------------------------------------

North American Energy
Partners                      COM           656844107  $101,626  4,598,466 SH                     Shared    1       4,598,466
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Nymex Holdings Inc            COM           62948N104  $57,201     677,100 SH                     Shared    1         677,100
------------------------------------------------------------------------------------------------------------------------------------

Palm Inc                      COM           696643105  $27,489   5,100,000 SH                     Shared    1       5,100,000
------------------------------------------------------------------------------------------------------------------------------------

PartnerRe Ltd                 COM           G6852T105  $38,405     555,551 SH                     Shared    1         555,551
------------------------------------------------------------------------------------------------------------------------------------

Patriot Coal Corp             COM           70336T104  $153,290  1,000,000 SH                     Shared    1       1,000,000
------------------------------------------------------------------------------------------------------------------------------------

Penn National Gaming Inc      COM           707569109  $15,876     493,800 SH                     Shared    1         493,800
------------------------------------------------------------------------------------------------------------------------------------

Pfizer Inc                    COM           717081103  $19,217   1,100,000 SH                     Shared    1       1,100,000
------------------------------------------------------------------------------------------------------------------------------------

Platinum Underwriters
Holdings                      COM           G7127P100  $64,232   1,969,717 SH                     Shared    1       1,969,717
------------------------------------------------------------------------------------------------------------------------------------

Precision Castparts Corp      COM           740189105  $30,534     316,842 SH                     Shared    1         316,842
------------------------------------------------------------------------------------------------------------------------------------

QUALCOMM Inc                  COM           747525103  $238,489  5,375,000 SH                     Shared    1       5,375,000
------------------------------------------------------------------------------------------------------------------------------------

Reinsurance Group of America
Inc                           COM           759351109  $8,704      200,000 SH                     Shared    1         200,000
------------------------------------------------------------------------------------------------------------------------------------

Saks Inc                      COM           79377W108  $15,344   1,397,438 SH                     Shared    1       1,397,438
------------------------------------------------------------------------------------------------------------------------------------

Scripps EW Co                 EX DISTRIB    811054113  $614        200,000 SH                     Shared    1         200,000
------------------------------------------------------------------------------------------------------------------------------------

Sears Holdings Corp           COM           812350106  $198,510  2,694,952 SH                     Shared    1       2,694,952
------------------------------------------------------------------------------------------------------------------------------------

Select Sector SPDR TR         SBI INT-FINL  81369Y605  $31,606   1,560,000 SH                     Shared    1       1,560,000
------------------------------------------------------------------------------------------------------------------------------------

Select Sector SPDR TR         SBI INT-FINL  81369Y605  $123,586  6,100,000 SH  CALL               Shared    1       6,100,000
------------------------------------------------------------------------------------------------------------------------------------

Sirius Satellite Radio Inc    COM           82966U103  $182         94,900 SH  PUT                Shared    1          94,900
------------------------------------------------------------------------------------------------------------------------------------

Staples Inc                   COM           855030102  $9,500      400,000 SH                     Shared    1         400,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SunPower Corp                 COM CL A      867652109  $21,594     300,000 SH                     Shared    1         300,000
------------------------------------------------------------------------------------------------------------------------------------

Take-Two Interactive
Software                      COM           874054109  $70,318   2,750,000 SH                     Shared    1       2,750,000
------------------------------------------------------------------------------------------------------------------------------------

Time Warner Inc               COM           887317105  $3,484      235,400 SH                     Shared    1         235,400
------------------------------------------------------------------------------------------------------------------------------------

Triple-S Management Corp      CL B          896749108  $7,371      450,821 SH                     Shared    1         450,821
------------------------------------------------------------------------------------------------------------------------------------

Union Pacific Corp            COM           907818108  $33,846     448,290 SH                     Shared    1         448,290
------------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group Inc        COM           91324P102  $82,680   3,149,724 SH                     Shared    1       3,149,724
------------------------------------------------------------------------------------------------------------------------------------

Universal American Corp       COM           913377107  $59,486   5,820,500 SH                     Shared    1       5,820,500
------------------------------------------------------------------------------------------------------------------------------------

Urban Outfitters Inc          COM           917047102  $19,681     631,000 SH                     Shared    1         631,000
------------------------------------------------------------------------------------------------------------------------------------

Validus Holdings Ltd          COM SHS       G9319H102  $50,483   2,375,690 SH                     Shared    1       2,375,690
------------------------------------------------------------------------------------------------------------------------------------

Venoco Inc                    COM           92275P307  $23,210   1,000,000 SH                     Shared    1       1,000,000
------------------------------------------------------------------------------------------------------------------------------------

VeriFone Holdings Inc         COM           92342Y109  $22,964   1,921,640 SH                     Shared    1       1,921,640
------------------------------------------------------------------------------------------------------------------------------------
                              *W EXP
Virgin Media Inc.             01/10/2011    92769L119  $1           17,349 SH                     Shared    1          17,349
------------------------------------------------------------------------------------------------------------------------------------

WebMD Health Corp             CL A          94770V102  $2,790      100,000 SH  PUT                Shared    1         100,000
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo & Co              COM           949746101  $20,349     856,812 SH                     Shared    1         856,812
------------------------------------------------------------------------------------------------------------------------------------

Western Union Co/The          COM           959802109  $22,248     900,000 SH                     Shared    1         900,000
------------------------------------------------------------------------------------------------------------------------------------

WM Wrigley Jr Co              COM           982526105  $35,234     453,000 SH                     Shared    1         453,000
------------------------------------------------------------------------------------------------------------------------------------

Worthington Industries Inc    COM           981811102  $21,156   1,032,020 SH                     Shared    1       1,032,020
------------------------------------------------------------------------------------------------------------------------------------



                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                            TITLE OF         CUSIP      (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER  THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
WR Berkley Corp               COM           084423102  $26,111   1,080,767 SH                     Shared    1       1,080,767
------------------------------------------------------------------------------------------------------------------------------------

XM Satellite Radio
Holdings In                   CL A          983759101  $34,104   4,350,000 SH                     Shared    1       4,350,000
------------------------------------------------------------------------------------------------------------------------------------

Yahoo! Inc                    COM           984332106  $110,015  5,325,000 SH                     Shared    1       5,325,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $4,255,123
(in thousands)

